Goodwill - Schedule of Impairment Testing Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	$ 124,248	$ 119,282
Liquor Retail
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	24,338	24,338
Cannabis Retail
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	47,888	38,624
Cannabis Retail Franchise Group
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing		4,298
Cannabis Operations - Manufacturing
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	$ 52,022	$ 52,022